Accounts receivable, net (Schedule of Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Accounts receivable, net [Abstract]
Balance at beginning of year	$ 8,461	52,544	39,956	17,197
Charged to provisions for doubtful accounts	1,202	7,468	12,588	25,018
Write-off charged against the allowance for the year	(1,536)	(9,539)		(2,259)
Balance at end of year	8,127	50,473	52,544	39,956
Accounts receivable sold to a third party				11,998
Cash consideration received from sale of accounts receivable				10,006